Private Placement (Details) - Panacea Acquisition Corp - Private Placement Warrant [Member]	8 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Sale of stock in shares	487,500
Price per share (in Dollars per share) | $ / shares	$ 10.00
Purchase price (in Dollars) | $	$ 4,875,000
PA Co-Investments LLC [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	97,500
Sponsor [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	390,000
Class A Common Stock
Private Placement (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 11.50